JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10172

March 2, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of

the Funds listed in Appendix A (the “Funds”)

File No. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 639 (Amendment No. 640 under the Investment Company Act of 1940, as amended) filed electronically on February 26, 2021.

Please contact the undersigned at (212) 648-0152 if you have any questions.

Very truly yours,

/s/ Anthony Geron
Anthony Geron
Assistant Secretary

APPENDIX A

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Focus Fund

JPMorgan International Value Fund